Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses [Abstract]
Accrued interest	$ 137,785	$ 578,456	$ 113,000
Consulting and professional fees	405,602	37,789
Franchise tax	18,800	33,176
Warranty reserve	631,474	529,129	89,430
Accrued payroll	342,123	417,977	289,406
Other	169,197	90,071
Accrued expenses, Total	$ 1,704,981	$ 1,686,598	$ 779,695